Credit risk	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Risk Management [Abstract]
Credit risk
5.3 Credit risk

Credit risk is the possibility of a loss resulting from a counterparty’s failure to meet its contractual obligation. On is exposed to credit risks from its operating activities and from certain financing activities. A potential concentration in credit risk mainly arise from trade receivables and other financial assets, such as credit cards and deposits. The maximum exposure is limited to the respective carrying amounts.
The Company's credit risk is primarily driven by individual customer characteristics, with one customer representing over 10% of trade receivables at December 31, 2024. The majority of the trade receivable balance as of December 31, 2024 has since been paid.
New customers are assessed for creditworthiness before standard payment and delivery terms and conditions are offered, and individual tolerance limits are established. Creditworthiness as well as customers receivable limits are monitored on an ongoing basis. Customers that fail to meet On’s minimum creditworthiness may, in general, order only on a prepayment basis.
Core banking relationships are maintained with investment grade rated financial institutions only.